Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss) for the year	$ (197,994)	$ 747,127
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold bullion	(6,945)
Change in unrealized (gains) losses on gold bullion	184,975	(763,870)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets		29
Increase (decrease) in accounts payable	(146)	(239)
Net cash provided by (used in) operating activities	(20,110)	(16,953)
Cash flows from investing activities
Purchases of gold bullion	(324,190)	(1,667,142)
Sales of gold bullion
Net cash provided by (used in) in investing activities	(324,190)	(1,667,142)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	348,196	1,692,504
Payments on redemption of Units (note 7)	(414)
Underwriting commissions and issue expenses	(905)	(8,933)
Net cash provided by (used in) financing activities	346,877	1,683,571
Net increase (decrease) in cash during the year	2,577	(524)
Cash at beginning of year	4,405	4,929
Cash at end of year	$ 6,982	$ 4,405